UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21201
                                                    --------------

                       UBS Technology Partners Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005


                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................11

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $230,362,000)     $ 309,668,424
Cash and cash equivalents                                            14,377,144
Receivable from Investment Funds                                        529,479
Interest receivable                                                      14,498
Other assets                                                              6,155
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        324,595,700
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               72,153,385
   Management fee                                                       264,813
   Professional fees                                                    162,469
   Administration fee                                                    52,569
   Other                                                                 67,671
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    72,700,907
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 251,894,793
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 172,588,369
Accumulated net unrealized appreciation on investments               79,306,424
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 251,894,793
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                              UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                      STATEMENT OF OPERATIONS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED JUNE 30, 2005

---------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                        $    150,393
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                              150,393
---------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                     1,564,180
Administration fee                                                                   148,365
Professional fees                                                                    162,803
Miscellaneous                                                                        161,232
---------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                     2,036,580
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               (1,886,187)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                                 3,615,686
Change in net unrealized appreciation/depreciation from investments               11,285,432
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                 14,901,118
---------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                                 $ 13,014,931
---------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                    UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                        SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           UBS FUND
                                                                        ADVISOR, L.L.C.            MEMBERS               TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                         $ 15,120            $ 503,364,980        $ 503,380,100

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                            (84)              (5,471,163)          (5,471,247)
  Net realized gain from investments                                           2,328               64,415,630           64,417,958
  Change in net unrealized
         appreciation/depreciation from investments                           (1,868)             (51,491,849)         (51,493,717)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                 376                7,452,618            7,452,994
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                            --                5,629,497            5,629,497
  Members' withdrawals                                                            --             (206,791,505)        (206,791,505)
  Offering costs                                                                  (3)                 (96,121)             (96,124)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                                (3)            (201,258,129)        (201,258,132)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                       $ 15,493            $ 309,559,469        $ 309,574,962
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                            (94)              (1,886,093)          (1,886,187)
  Net realized gain from investments                                             181                3,615,505            3,615,686
  Change in net unrealized
         appreciation/depreciation from investments                              562               11,284,870           11,285,432
-----------------------------------------------------------------------------------------------------------------------------------
  Incentive allocation
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                 649               13,014,282           13,014,931
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                            --                1,472,720            1,472,720
  Members' withdrawals                                                            --              (72,151,858)         (72,151,858)
  Offering costs                                                                  (1)                 (15,961)             (15,962)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                                (1)             (70,695,099)         (70,695,100)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                           $ 16,141            $ 251,878,652        $ 251,894,793
-----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                            UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                    STATEMENT OF CASH FLOWS
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED JUNE 30, 2005

-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                    $   13,014,931
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                       (42,000,000)
Proceeds from disposition of investments                                                       129,768,021
Net realized gain from investments                                                              (3,615,686)
Change in net unrealized appreciation/depreciation from investments                            (11,285,432)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Receivable from Investment Funds                                                            (529,479)
      Interest receivable                                                                            8,772
      Other assets                                                                                  (3,691)
    Increase (decrease) in payables:
      Management fee                                                                               (79,766)
      Professional fees                                                                            (80,560)
      Administration fee                                                                           (15,869)
      Other                                                                                         39,590
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       85,220,831

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                             1,472,720
Members' withdrawals                                                                          (111,507,667)
Offering costs                                                                                     (15,962)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                         (110,050,909)

Net decrease in cash and cash equivalents                                                      (24,830,078)
Cash and cash equivalents--beginning of period                                                  39,207,222
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                    $   14,377,144
-----------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Technology Partners, L.L.C. (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on April 1, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (the "UBSFA" or "Manager"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         a. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a. PORTFOLIO VALUATION (CONTINUED)

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         b. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         c. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         d. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         e. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         f. REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2005 there were no open repurchase agreements.

         g. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or
         (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

         The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six months ended June 30, 2005.

         Each Director of the Fund receives a retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $10,750.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.  CREDIT FACILITY

         Effective January 12, 2005, the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a prorata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The fund has no borrowings outstanding at June 30, 2005.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     6.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of Investment Funds for the year ended June 30, 2005, amounted to $42,000,000 and $129,768,021, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

     7.  INVESTMENTS

         As of June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2005.

                  INVESTMENT OBJECTIVE            COST               FAIR VALUE
                  --------------------            ----               ----------
                    Long/Short Equity        $230,362,000           $309,668,424

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     9.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

     10. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                              SIX MONTHS
                                             ENDED JUNE 30,                            YEARS ENDED DECEMBER 31,
                                            2005 (UNAUDITED)       2004           2003          2002         2001           2000
                                            ----------------       ----           ----          ----         ----           ----
         Ratio of net investment loss to
         average net assets ****                  (1.21)%*        (1.19)%        (1.14)%       (1.11)%      (1.06)%        (1.11)%

         Ratio of total expenses to average
         net assets (a),****                       1.31%*          1.23%          1.22%         1.16%        1.15%          1.20%

         Portfolio turnover rate                  13.44%          10.84%         27.53%        26.80%        9.74%          0.00%

         Total return pre incentive
         allocation**                              4.18%           1.82%          3.02%        (1.90)%      (4.80)%        14.24%

         Total return post incentive
         allocation***                             4.18%           1.82%          3.02%        (1.90)%      (4.80)%        14.24%

         Average debt ratio****                     --             0.04%            --           --            --             --

         Net asset value at end of year        $251,894,793    $309,564,962   $503,380,100  $653,040,209  $832,173,503  $753,481,256

         (a).  Ratio of total  expenses to average net assets does not include the impact of expenses for incentive  allocations  or incentive fees related to the underlying Investment Funds.
            *  Annualized.
           **  Total  return  assumes a purchase of an interest  in the Fund at the  beginning  of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement  fees, if any,  incurred when subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.  An individual member's  ratios and return may vary from the above based on incentive  allocation,  if applicable  and the timing of capital transactions.
          ***  Total  return  assumes a purchase of an interest  in the Fund at the  beginning  of the period and a sale of the Fund interest  on the last day of the period  noted,  after  Performance  Bonus to the  Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         ****  The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     11. SUBSEQUENT EVENTS

         Effective July 1, 2005, the Fund has redeemed approximately $59,600,000 in interest from Investment Funds. Effective July 1, 2005, the Fund along with other UBS sponsored funds received its unsecured revolving line of credit with Harris Trust and Saving Bank. The expiring date of the agreement is June 30, 2006.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                                                      REALIZED AND
                                                                                                       UNREALIZED
                                                                                                      GAIN/(LOSS)
                                                                                    % OF MEMBERS'        FROM
INVESTMENT FUND:                                  COST          FAIR VALUE             CAPITAL        INVESTMENTS     LIQUIDITY
-----------------------------------------   -------------      -------------        -------------    -------------    ---------
Andor Technology Perennial Fund, L.P.*      $          --      $  11,341,131             4.50%        $   (218,547)      **

Andor Technology Small Cap Fund, L.P.           9,500,000         11,119,832             4.41              146,471       **

Artis Technology Qualified Partners, L.P.      20,250,000         27,326,418            10.85              872,882    Quarterly

Artis Technology Qualified 2X, L.P.            10,750,000         12,231,051             4.86              758,694    Quarterly

Cavalry Technology, L.P.                       30,000,000         34,413,667            13.66              761,005    Quarterly

Coatue Qualified Partners, L.P.                19,000,000         25,942,645            10.30            5,142,077    Quarterly

Intrepid Capital Fund (QP), L.P.               23,312,000         43,239,310            17.17            1,584,806    Quarterly

Loch Fund, L.P.                                25,550,000         28,672,234            11.38              753,899    Quarterly

Mosaic Technology Fund, L.P.                       --                 60,944             0.02                7,833       ***

Seligman Technology                            17,000,000         17,477,068             6.94              477,068    Quarterly

Shannon River Partner II, L.P.                 10,000,000         10,233,934             4.06              233,934    Quarterly

Sidus Investments, Ltd. Series A1              10,000,000         10,757,602             4.27              181,783    Quarterly

Sidus Investments, Ltd. Series A2              10,000,000         10,104,748             4.01              186,905    Quarterly

Sidus Investments, Ltd. Series A3               5,000,000          5,076,924             2.02               87,960    Quarterly

Special Situation                              10,000,000          9,278,400             3.68            (721,600)  Semi Annually

TCS Capital II, L.P.                           20,000,000         30,224,928            12.00            1,787,306  Semi Annually

Tiger Technology Fund, L.P.                    10,000,000         22,167,589             8.80            3,562,866    Annually

Redeemed Investment Funds:                         --                  --                 --              (704,224)
                                            -------------      -------------         -----------       -----------
TOTAL                                       $ 230,362,000      $ 309,668,424           122.93%         $14,901,118
                                            =============      =============         ===========       ===========

           * Formerly, Pequot Technology Perennial Fund, L.P.
          ** Annually for full withdrawals, quarterly for partial withdrawals.
         *** The  liquidity  of the  Fund's  investments  is driven by the  Investment  Fund's  ability  to  liquidate  its  Private
             Investments.

     The preceding notes are an integral part of these financial statements.
                                                                              11

                       THIS PAGE INTENTIONALLY LEFT BLANK.

(LOGO) UBS Wealth Management                       UBS FINANCIAL SERVICES INC.
[GRAPHIC OMITTED]                                  1285 Avenue of the Americas
                                                   New York, NY 10019-6028
                                                   Tel. 800-486-2608
                                                   Fax 212-713-4580

                                                   Alternative Investment Group
                                                   altinvestments@ubs.com

                                                   www.ubs.com




UBS Technology Partners, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Fund Advisor, LLC



UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           UBS Technology Partners Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.